Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio
September 30, 2022
VIPF2015-NPRT3-1122
1.822346.117
Domestic Equity Funds - 18.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	50,536	1,907,721
VIP Equity-Income Portfolio Initial Class (a)	81,459	1,796,976
VIP Growth & Income Portfolio Initial Class (a)	100,629	2,208,799
VIP Growth Portfolio Initial Class (a)	37,796	2,693,709
VIP Mid Cap Portfolio Initial Class (a)	17,712	552,088
VIP Value Portfolio Initial Class (a)	85,526	1,304,276
VIP Value Strategies Portfolio Initial Class (a)	48,436	642,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,947,072)		11,106,309

International Equity Funds - 20.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	597,554	5,294,330
VIP Overseas Portfolio Initial Class (a)	396,647	7,520,436
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,737,175)		12,814,766

Bond Funds - 53.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	933,818	8,992,672
Fidelity International Bond Index Fund (a)	219,620	1,941,442
Fidelity Long-Term Treasury Bond Index Fund (a)	238,034	2,463,648
VIP High Income Portfolio Initial Class (a)	226,709	1,015,658
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,953,603	18,168,510
TOTAL BOND FUNDS (Cost $35,141,944)		32,581,930

Short-Term Funds - 7.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $4,675,961)	4,675,961	4,675,961

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,502,152)	61,178,966
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,579)
NET ASSETS - 100.0%	61,172,387

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,560,985	3,622,027	3,757,246	-	(158,749)	(1,274,345)	8,992,672
Fidelity International Bond Index Fund	1,659,989	1,308,838	782,600	9,244	(43,173)	(201,612)	1,941,442
Fidelity Long-Term Treasury Bond Index Fund	2,717,346	1,697,795	1,068,255	47,475	(62,947)	(820,291)	2,463,648
VIP Contrafund Portfolio Initial Class	3,104,087	858,441	1,146,358	27,410	25,095	(933,544)	1,907,721
VIP Emerging Markets Portfolio Initial Class	8,431,594	2,173,625	2,943,898	-	(237,702)	(2,129,289)	5,294,330
VIP Equity-Income Portfolio Initial Class	3,283,575	505,650	1,597,009	3,982	273,458	(668,698)	1,796,976
VIP Government Money Market Portfolio Initial Class 2.72%	8,384,578	1,802,416	5,511,033	28,644	-	-	4,675,961
VIP Growth & Income Portfolio Initial Class	3,737,872	753,255	1,826,949	6,870	643,629	(1,099,008)	2,208,799
VIP Growth Portfolio Initial Class	3,174,616	1,918,080	1,399,397	140,538	(52,421)	(947,169)	2,693,709
VIP High Income Portfolio Initial Class	1,822,024	188,854	783,643	672	(46,822)	(164,755)	1,015,658
VIP Investment Grade Bond II Portfolio - Initial Class	-	23,874,944	4,254,812	-	(109,639)	(1,341,983)	18,168,510
VIP Investment Grade Bond Portfolio Initial Class	28,114,446	4,046,279	28,651,321	1,257,602	(1,963,489)	(1,545,915)	-
VIP Mid Cap Portfolio Initial Class	910,684	210,676	368,968	19,982	(2,911)	(197,393)	552,088
VIP Overseas Portfolio Initial Class	11,797,215	3,879,583	3,942,799	87,438	(314,010)	(3,899,553)	7,520,436
VIP Value Portfolio Initial Class	2,407,382	375,076	1,195,651	29,949	412,337	(694,868)	1,304,276
VIP Value Strategies Portfolio Initial Class	1,179,399	166,640	535,368	9,587	177,190	(345,121)	642,740
	91,285,792	47,382,179	59,765,307	1,669,393	(1,460,154)	(16,263,544)	61,178,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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